Marketable debt securities - Structured bank bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Total financial liabilities	$ 1,477,724	$ 1,644,023
Marketable debt securities
Financial liabilities
Total financial liabilities	101,682	132,117
Structured bank bonds
Financial liabilities
Financial liabilities	979	2,139
Accrued interest	2
Total financial liabilities	981	2,139
Structured bank bonds January 6, 2021 - One
Financial liabilities
Financial liabilities		$ 100
Interest rate (as a percent)		9.00%
Structured bank bonds October 27, 2021
Financial liabilities
Financial liabilities		$ 78
Structured bank bonds January 7, 2021 - One
Financial liabilities
Financial liabilities		$ 20
Interest rate (as a percent)		8.00%
Structured bank bonds January 13, 2021
Financial liabilities
Financial liabilities		$ 60
Interest rate (as a percent)		4.42%
Structured bank bonds January 25, 2021
Financial liabilities
Financial liabilities		$ 48
Interest rate (as a percent)		6.00%
Structured bank bonds January 12, 2021
Financial liabilities
Financial liabilities		$ 139
Interest rate (as a percent)		7.00%
Structured bank bonds January 6, 2021 - Two
Financial liabilities
Financial liabilities		$ 60
Interest rate (as a percent)		4.98%
Structured bank bonds January 7, 2021 - Two
Financial liabilities
Financial liabilities		$ 100
Interest rate (as a percent)		7.00%
Structured bank bonds January 4, 2021
Financial liabilities
Financial liabilities		$ 20
Interest rate (as a percent)		4.00%
Structured bank bonds January 11, 2021
Financial liabilities
Financial liabilities		$ 30
Interest rate (as a percent)		7.15%
Structured bank bonds January 8, 2021 - One
Financial liabilities
Financial liabilities		$ 60
Interest rate (as a percent)		3.29%
Structured bank bonds January 6, 2021 - Three
Financial liabilities
Financial liabilities		$ 42
Interest rate (as a percent)		5.67%
Structured bank bonds January 8, 2021 - Two
Financial liabilities
Financial liabilities		$ 10
Interest rate (as a percent)		7.00%
Structured bank bonds January 15, 2021
Financial liabilities
Financial liabilities		$ 9
Interest rate (as a percent)		5.38%
Structured bank bonds November 1, 2021 - One
Financial liabilities
Financial liabilities		$ 14
Structured bank bonds July 1, 2021
Financial liabilities
Financial liabilities		132
Structured bank bonds July 29, 2021
Financial liabilities
Financial liabilities		139
Structured bank bonds March 1, 2021
Financial liabilities
Financial liabilities		222
Structured bank bonds March 17, 2022 - Four
Financial liabilities
Financial liabilities	2	2
Structured bank bonds March 17, 2022 - Three
Financial liabilities
Financial liabilities	56	6
Structured bank bonds March 17, 2022 - One
Financial liabilities
Financial liabilities	7	4
Structured bank bonds March 17, 2022 - Two
Financial liabilities
Financial liabilities	2	49
Structured bank bonds November 16, 2022
Financial liabilities
Financial liabilities	39
Structured bank bonds December 02, 2022
Financial liabilities
Financial liabilities	80
Structured bank bonds January 21, 2026 - One
Financial liabilities
Financial liabilities	57
Structured bank bonds January 21, 2026 - Two
Financial liabilities
Financial liabilities	17
Structured bank bonds January 12, 2022 - One
Financial liabilities
Financial liabilities	$ 11
Interest rate (as a percent)	9.69%
Structured bank bonds January 10, 2022 - One
Financial liabilities
Financial liabilities	$ 28
Interest rate (as a percent)	8.61%
Structured bank bonds January 10, 2022 - Two
Financial liabilities
Financial liabilities	$ 10
Interest rate (as a percent)	12.10%
Structured bank bonds January 12, 2022 - Two
Financial liabilities
Financial liabilities	$ 45
Interest rate (as a percent)	9.08%
Structured bank bonds June 24, 2022
Financial liabilities
Financial liabilities	$ 56
Structured bank bonds January 25, 2022
Financial liabilities
Financial liabilities	$ 45
Interest rate (as a percent)	9.28%
Structured bank bonds January 12, 2022 - Three
Financial liabilities
Financial liabilities	$ 31
Interest rate (as a percent)	6.77%
Structured bank bonds August 30, 2022
Financial liabilities
Financial liabilities	$ 201
Structured bank bonds September 27, 2022
Financial liabilities
Financial liabilities	52
Structured bank bonds November 01, 2022
Financial liabilities
Financial liabilities	127
Structured bank bonds January 04, 2022
Financial liabilities
Financial liabilities	$ 31
Interest rate (as a percent)	6.70%
Structured bank bonds January 06, 2022
Financial liabilities
Financial liabilities	$ 62
Interest rate (as a percent)	3.50%
Structured bank bonds January 18, 2022
Financial liabilities
Financial liabilities	$ 10
Interest rate (as a percent)	10.00%
Structured bank bonds January 21, 2022
Financial liabilities
Financial liabilities	$ 10
Interest rate (as a percent)	4.08%
Structured bank bonds May 24, 2021
Financial liabilities
Financial liabilities		30
Structured bank bonds May 12, 2021
Financial liabilities
Financial liabilities		20
Structured bank bonds April 23, 2021 - One
Financial liabilities
Financial liabilities		283
Structured bank bonds March 26, 2021
Financial liabilities
Financial liabilities		$ 58
Interest rate (as a percent)		9.50%
Structured bank bonds March 8, 2021
Financial liabilities
Financial liabilities		$ 167
Interest rate (as a percent)		9.50%
Structured bank bonds January 28, 2021
Financial liabilities
Financial liabilities		$ 162
Interest rate (as a percent)		9.50%
Structured bank bonds March 3, 2021 - Two
Financial liabilities
Financial liabilities		$ 5
Structured bank bonds March 16, 2021
Financial liabilities
Financial liabilities		6
Structured bank bonds March 3, 2021 - One
Financial liabilities
Financial liabilities		23
Structured bank bonds February 23, 2021
Financial liabilities
Financial liabilities		$ 41